Commitments and Contingent Liabilities - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 422
2019	781
2020	618
2021	380
2022	57
Total	$ 2,258